Share Based Compensation - Summary of Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life		3 years 4 months 24 days
Second A&R 2020 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance		384,467,623
Number of Options, Granted		170,870,383
Number of Options, Forfeited		(49,460,587)
Number of Options, Exercised		(5,892,122)
Number of Options, Ending balance		499,985,297	384,467,623
Number of Options, Vested and expected to vest		499,985,297
Number of Options, Exercisable		142,826,927
Weighted Average Exercise Price per option, Beginning balance		$ 0.2099
Weighted Average Exercise Price per option, Granted		0.1092
Weighted Average Exercise Price per option, Forfeited		0.2525
Weighted Average Exercise Price per option, Exercised		0.0451
Weighted Average Exercise Price per option, Ending balance		0.1732	$ 0.2099
Weighted Average Exercise Price per option, Vested and expected to vest		0.1732
Weighted Average Exercise Price per option, Exercisable		0.1201
Weighted Average grant date fair value per option, Beginning balance		0.2676
Weighted Average grant date fair value per option, Granted		0.1346
Weighted Average grant date fair value per option, Forfeited		0.3585
Weighted Average grant date fair value per option, Exercised		0.0108
Weighted Average grant date fair value per option, Ending balance		0.2162	$ 0.2676
Weighted Average grant date fair value per option, Vested and expected to vest		0.2162
Weighted Average grant date fair value per option, Exercisable		$ 0.0897
Weighted Average Remaining Contractual Life	10 years	7 years 11 months 26 days	8 years 3 months 10 days
Weighted Average Remaining Contractual Life, Vested and expected to vest		7 years 11 months 26 days
Weighted Average Remaining Contractual Life, Exercisable		5 years 6 months
Aggregate Intrinsic Value, Beginning balance		$ 126,484
Aggregate Intrinsic Value, Ending balance		21,612	$ 126,484
Aggregate Intrinsic Value, Vested and expected to vest		21,612
Aggregate Intrinsic Value, Exercisable		$ 9,108